Concentrations of credit risk (Tables)	12 Months Ended
Mar. 31, 2016
Schedules of Concentration of Risk, by Risk Factor

Retail business banking loans are classified in the appropriate categories below and loans to commercial vehicle operators are included in land transport below.

	As of March 31, 2015
Category	Gross loans		Fair Values Of Credit Substitutes		Non-funded exposure		Total		%
	(In millions, except percentages)
Consumer Loans	Rs.	479,467.5	Rs.	—	Rs.	17.6	Rs.	479,485.1	10.1%
Activities allied to agriculture		422,894.4		—		1,697.6		424,592.0	8.9
Wholesale Trade		308,806.4		5,259.8		31,745.5		345,811.7	7.3
Services		230,040.6		445.9		15,511.7		245,998.2	5.2
Automobile & Auto Ancillary		192,017.4		23,046.5		16,357.7		231,421.6	4.9
Retail trade		189,593.5		841.2		4,761.4		195,196.1	4.1
Coal & Petroleum Products		40,153.4		5,984.5		111,908.1		158,046.0	3.3
NBFC/Financial Intermediaries		94,744.7		59,985.8		1,876.5		156,607.0	3.3
Food & Beverage		121,172.2		7,040.2		6,734.9		134,947.3	2.8
Land Transport		131,240.2		522.1		2,668.8		134,431.1	2.8
Power		96,169.7		15,846.8		18,570.3		130,586.8	2.7
Engineering		79,747.2		1,077.1		48,819.8		129,644.1	2.7
Real Estate & Property Services		88,264.9		3,607.0		11,179.6		103,051.5	2.2
Iron & Steel		84,913.9		1,475.8		15,927.1		102,316.8	2.1
Others (none greater than 2%)		1,384,223.1		69,926.2		340,225.7		1,794,375.0	37.6

Total	Rs.	3,943,449.1	Rs.	195,058.9	Rs.	628,002.3	Rs.	4,766,510.3	100.0%

	As of March 31, 2016
Category	Gross loans		Fair Values Of Credit Substitutes		Non-funded exposure		Total		Total		%
	(In millions, except percentages)
Consumer Loans	Rs.	670,622.8	Rs.	—	Rs.	21.6	Rs.	670,644.4	US$	10,122.9	11.1%
Activities allied to agriculture		550,848.4		—		1,616.2		552,464.6		8,339.1	9.3
Wholesale Trade		349,927.1		12,389.4		36,108.5		398,425.0		6,014.0	6.6
Services		306,593.9		3,425.4		22,997.3		333,016.6		5,026.7	5.5
Retail trade		253,373.6		4,721.8		8,747.7		266,843.1		4,027.8	4.4
Automobile & Auto Ancillary		199,606.7		11,092.6		16,579.9		227,279.2		3,430.6	3.8
NBFC/Financial Intermediaries		130,684.6		89,328.1		2,174.3		222,187.0		3,353.8	3.7
Land Transport		183,707.5		690.7		3,342.8		187,741.0		2,833.8	3.1
Engineering		95,022.6		9,122.4		67,166.1		171,311.1		2,585.8	2.8
Food & Beverage		152,253.7		3,235.9		7,814.2		163,303.8		2,465.0	2.7
Coal & Petroleum Products		46,279.5		5,173.9		108,033.7		159,487.1		2,407.4	2.6
Real Estate & Property Services		121,992.9		3,200.9		16,380.3		141,574.1		2,137.0	2.3
Iron & Steel		97,934.7		19,910.6		17,559.2		135,404.5		2,043.8	2.2
Power		103,437.7		15,770.2		23,495.7		142,703.6		2,154.0	2.4
Others (none greater than 2%)		1,730,548.7		119,179.1		405,326.1		2,255,053.9		34,038.5	37.5

Total	Rs.	4,992,834.4	Rs.	297,241.0	Rs.	737,363.6	Rs.	6,027,439.0	US$	90,980.2	100.0%

Exposure to ten largest borrowers
Fair Value, Concentration of Risk

The Bank’s ten largest exposures as of March 31, 2015 and March 31, 2016, based on the higher of the outstanding balance or the limit on loans, investments (including credit substitutes) and non-funded exposures (including derivatives), are as follows:

	As of March 31, 2015
	Funded Exposure		Non-Funded Exposure		Total Exposure
	(In millions)
Borrower 1	Rs.	122,505.0	Rs.	290.5	Rs.	122,795.5
Borrower 2		25,516.9		55,571.8		81,088.7
Borrower 3		22,117.2		50,000.0		72,117.2
Borrower 4		65,000.0		16.3		65,016.3
Borrower 5		23,919.4		21,789.0		45,708.4
Borrower 6		38,545.2		2,068.5		40,613.7
Borrower 7		496.1		34,598.7		35,094.8
Borrower 8		35,000.0		—		35,000.0
Borrower 9		15,512.9		15,134.6		30,647.5
Borrower 10		15,338.0		15,127.9		30,465.9

	As of March 31, 2016
	Funded Exposure		Non-Funded Exposure		Total Exposure		Total Exposure
			(In millions)
Borrower 1	Rs.	108,184.1	Rs.	180.1	Rs.	108,364.2	US$	1,635.7
Borrower 2		30,964.7		66,380.0		97,344.7		1,469.4
Borrower 3		43,112.6		32,000.0		75,112.6		1,133.8
Borrower 4		51,398.8		14,208.0		65,606.8		990.3
Borrower 5		65,000.0		17.1		65,017.1		981.4
Borrower 6		31,714.8		18,588.4		50,303.2		759.3
Borrower 7		7,098.0		34,471.8		41,569.8		627.5
Borrower 8		5,030.7		30,177.6		35,208.3		531.4
Borrower 9		35,000.0		—		35,000.0		528.3
Borrower 10		33,549.0		664.9		34,213.9		516.4